Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related-Party Transactions

Note 14. Related-Party Transactions

Except as otherwise set forth below, all of the following transactions are with Seenu G. Kasturi or an entity affiliated with Mr. Kasturi. On January 18, 2017, Mr. Kasturi was appointed as the Company’s President, Chief Financial Officer and Chairman of the Company’s board of directors. As of June 30, 2021, Mr. Kasturi was the beneficial owner of 6.9% of the Company’s common stock and 100% of the Company’s Series A convertible preferred stock, collectively representing 89.4% of the voting power of the Company’s capital stock.

Seenu G. Kasturi has served as Vice President and Controller of TKFO since June 2018. He has owned all of the outstanding membership interests in DWG Acquisitions and Raceland QSR and has served as the President, Treasurer and Secretary of DWG Acquisitions and Raceland QSR, since their formation in 2013 and 2012, respectively. Mr. Kasturi has owned 90% of the equity interests in Blue Victory and has served as its President, Treasurer, Secretary and sole member of its board of directors since its formation in 2009. He also owned all of the outstanding membership interests in Seediv, and served as its President, Treasurer and Secretary, from its formation in July 2016 to December 19, 2016, the date the Company acquired Seediv.

Employment Agreements

In January 2017, the Company appointed Seenu G. Kasturi as its President, Chief Financial Officer and Chairman of the board of directors and, in connection therewith, entered into an employment agreement with him. In January 2019, the Company appointed Mr. Kasturi as its Chief Executive Officer and entered into a new employment agreement with him. As of September 30, 2019, Mr. Kasturi served as the Company’s Chief Executive Officer, Chief Financial Officer and Chairman of the its board of directors. A description of the employment agreement is set forth herein under Note 13. Commitments and Contingencies – Employment Agreements – Seenu G. Kasturi.

In January 2013, the Company entered into an employment agreement with Richard W. Akam in connection with his appointment as the Company’s Chief Operating Officer. As of September 30, 2019, Mr. Akam served as the Company’s Chief Operating Officer and Secretary. A description of the employment agreement is set forth herein under Note 13. Commitments and Contingencies – Employment Agreements – Richard W. Akam.

In July 2019, the Company appointed Alex Andre as its Chief Financial Officer and, in connection therewith, entered into an employment agreement with him. A description of the employment agreement is set forth herein under Note 13. Commitments and Contingencies – Employment Agreements – Alex Andre.

In November 2019, the Company appointed Joseph Dominiak as its Chief Operating Officer and, in connection therewith, entered into an employment agreement with him. A description of the employment agreement is set forth herein under Note 13. Commitments and Contingencies – Employment Agreements – Joseph Dominiak.

In April 2020, the Company appointed Yannick Bastien as its Chief Administrative Officer and the Chief Financial Officer and, in connection therewith, entered into an employment agreement with him. A description of the employment agreement is set forth herein under Note 13. Commitments and Contingencies – Employment Agreements – Yannick Bastien

Financing Transactions

The Company is a party to a credit facility with Blue Victory. A description of the credit facility is set forth herein under Note 9. Debt Obligations.

The Company borrowed funds from, and repaid funds to, Blue Victory under a separate loan that it had entered into with Blue Victory during the year ended December 31, 2017. A description of the loan is set forth herein under Note 9. Debt Obligations.

Leases

In October 2013, DWG Acquisitions entered into a triple net shopping center lease with NTC-REG, LLC (“NTC-REG) for the Nocatee Restaurant. A description of the lease is set forth herein under Note 15. Commitments and Contingencies – Operating Leases. The lease was assumed by Seediv on December 1, 2016 when Seediv acquired all of the assets and liabilities associated with the Nocatee and Youngerman Circle Restaurants from DWG Acquisitions, and became the Company’s obligation when the Company acquired Seediv on December 19, 2016. On April 1, 2017, DWG Acquisitions, Seediv and NTC-REG entered into an assignment and assumption & first modification to lease agreement for the Nocatee Restaurant. A description of the agreement is set forth herein under Note 13. Commitments and Contingencies – Operating Leases.

In May 2014, DWG Acquisitions entered into a triple net lease with Raceland QSR for the Youngerman Circle Restaurant. A description of the lease is set forth herein under Note 15. Commitments and Contingencies – Operating Leases. The lease was assumed by Seediv on December 1, 2016 when Seediv acquired all of the assets and liabilities associated with the Nocatee and Youngerman Circle Restaurants from DWG Acquisitions, and became the Company’s obligation when the Company acquired Seediv on December 19, 2016. On December 20, 2016, Seediv entered into a new triple net lease with Raceland QSR for the Youngerman Circle Restaurant. A description of the lease is set forth herein under Note 13. Commitments and Contingencies – Operating Leases.

On November 15, 2018, the Company entered into a triple net lease with the Kasturi Children’s Trust (the “Trust”) for its new corporate headquarters. A description of the lease is set forth herein under Note 13. Commitments and Contingencies – Operating Leases.

Upon the expiration of the Panama City Lease on June 30, 2018, DWG Acquisitions entered into a month-to-month tenancy with Arquette Development pursuant to which DWAG PCB makes monthly rent payments of $3,000 to Arquette Development on behalf of DWG Acquisitions. A description of the Panama City Lease and DWG Acquisitions’ month-to-month tenancy with Arquette Development is set forth herein under Note 13. Commitments and Contingencies – Operating Leases.

Franchise Agreements

Prior to December 31, 2018, the Company had been a party to several franchise agreements with DWG Acquisitions pursuant to which DWG Acquisitions owned and operated Dick’s Wings restaurants. The terms of these franchise agreements were identical to the terms of the franchise agreements that the Company enters into with unrelated franchisees, except that the Company did not require DWG Acquisitions to pay a franchise fee to the Company under the franchise agreements for the Nocatee and Youngerman Circle Restaurants. The Company generated $249,934 and $403,174 in royalties and franchise fees through its franchise agreements with DWG Acquisitions during the three- and six-month periods ended June 30, 2021, respectively, and generated $134,062 and $287,302 in royalties and franchise fees through its franchise agreements with DWG Acquisitions during the three- and six-month periods ended June 30, 2020, respectively. The Company did not have any accounts payable and accrued expenses outstanding from DWG Acquisitions at June 30, 2021, and at December 31, 2020.

Series A Convertible Preferred Stock

In June 2018, the Company entered into a securities purchase agreement with Seenu G. Kasturi pursuant to which the Company issued Mr. Kasturi 449,581 shares of Series A convertible preferred stock in exchange for 449,581 shares of common stock then held by Mr. Kasturi. A description of this transaction is set forth herein under Note 11. Capital Stock.

Acquisitions and Dispositions

On August 30, 2018, the Company closed upon the asset purchase agreement for Fat Patty’s. In connection therewith, the Company issued a secured convertible promissory note to Seenu G. Kasturi pursuant to which the Company borrowed $622,929 to help finance this acquisition. A description of the promissory note is set forth herein under Note 9. Debt Obligations.

Other Related-Party Arrangements.

Certain part-time employees of the Company are also employed on a part-time basis by various entities affiliated with Seenu G. Kasturi. In addition, the Company had a total of $1,692,005 and $1,965,524 of accounts payable and accrued expenses outstanding at June 30, 2021 and December 31, 2020, respectively, that were owed to employees and other affiliates of the Company primarily for salaries and other payroll liabilities.

Note 17. Related-Party Transactions

Except as otherwise set forth below, all of the following transactions are with Seenu G. Kasturi or an entity affiliated with Mr. Kasturi. On January 18, 2017, Mr. Kasturi was appointed as the Company’s President, Chief Financial Officer and Chairman of the Company’s board of directors. As of December 31, 2020, Mr. Kasturi was the beneficial owner of 18.3% of the Company’s common stock and 100% of the Company’s Series A convertible preferred stock, collectively representing 88.1% of the voting power of the Company’s capital stock.

Ownership	Number of Shares	Share Type	% of outstanding Shares	Voting Rights
Seenu Kasturi	508,600	Common	6.688	508,600
The kasturi Children’s Trust	561,777	Common	7.387	561,777
Saroj Kasturi	283,900	Common	3.733	283,900
Seenu Kasturi	449,581	Series A Convertible	100	44,958,100
Total Beneficial Voting Rights				46,312,377
Company Total Voting Rights				52,562,877
Percentage of total voting rights				88.1%

Seenu G. Kasturi has served as Vice President and Controller of Tilted Kilt Franchise Operating, LLC, an Arizona limited liability company (“TKFO”) from June 2018 until March 2020, at which time he was appointed President of TKFO. He has owned all of the outstanding membership interests in DWG Acquisitions, LLC, a Louisiana limited liability company (“DWG Acquisitions”), and Raceland QSR, LLC, a Louisiana limited liability company (“Raceland QSR”), and has served as the President, Treasurer and Secretary of DWG Acquisitions and Raceland QSR, since their formation in 2013 and 2012, respectively. Mr. Kasturi has owned 90% of the equity interests in Blue Victory and has served as its President, Treasurer, Secretary and sole member of its board of directors since its formation in 2009. He also owned all of the outstanding membership interests in Seediv, and served as its President, Treasurer and Secretary, from its formation in July 2016 to December 19, 2016, the date the Company acquired Seediv.